Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
INCOME (LOSS)
Interest income	$ 471,873	$ 63,082	$ 929,203	$ 75,180
Unrealized gain on marketable equity securities (Note 5)	303,152	34,024	339,084	54,823
Foreign currency gain (loss)	9,831	(56,352)	4,526	(45,873)
EXPENSES
Corporate general and administrative (Notes 2 and 9)	979,093	1,757,301	2,032,173	2,659,359
Siembra Minera Project and related costs (Note 7)				223,237
Exploration costs	7,748	8,199	18,182	16,388
Write-down of assets held for sale (Note 6)	193,750		193,750
Legal and accounting	416,801	449,871	710,771	848,477
Enforcement of Arbitral Award (Note 2)	549,901	32,237	733,832	50,414
Equipment holding costs	41,333	37,005	81,941	75,501
Net loss and comprehensive loss for the period	$ (1,403,770)	$ (2,243,859)	$ (2,497,836)	$ (3,789,246)
Net loss per share, basic and diluted	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.04)
Weighted average common shares outstanding, basic and diluted	99,547,710	99,547,710	99,547,710	99,547,710